Related Party Transactions	6 Months Ended
Jun. 30, 2017
Related Party Transactions [Abstract]
Related Party Transactions
RELATED PARTY TRANSACTIONS
Transactions with Vivint Solar
The Company and Vivint Solar, Inc. (“Solar”) have entered into agreements under which the Company subleased corporate office space through October 2014, and provides certain other ongoing administrative services to Solar. During the three months ended June 30, 2017 and 2016, the Company charged $0.6 million and $1.4 million, respectively, and during the six months ended June 30, 2017 and 2016, the Company charged $1.1 million and $2.8 million, respectively, of general and administrative expenses to Solar in connection with these agreements. The balance due from Solar in connection with these agreements and other expenses paid on Solar’s behalf was $0.2 million at both June 30, 2017 and December 31, 2016, respectively, and is included in prepaid expenses and other current assets in the accompanying condensed consolidated balance sheets.
Also in connection with Solar’s initial public offering, the Company entered into a number of agreements with Solar related to services and other support that it has provided and will provide to Solar including:

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A Master Intercompany Framework Agreement which establishes a framework for the ongoing relationship between the Company and Solar and contains master terms regarding the protection of each other’s confidential information, and master procedural terms, such as notice procedures, restrictions on assignment, interpretive provisions, governing law and dispute resolution;

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A Non-Competition Agreement in which the Company and Solar each define their current areas of business and their competitors, and agree not to directly or indirectly engage in the other’s business for three years;

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A Transition Services Agreement pursuant to which the Company will provide to Solar various enterprise services, including services relating to information technology and infrastructure, human resources and employee benefits, administration services and facilities-related services;

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A Product Development and Supply Agreement pursuant to which one of Solar’s wholly owned subsidiaries will, for an initial term of three years, subject to automatic renewal for successive one-year periods unless either party elects otherwise, collaborate with the Company to develop certain monitoring and communications equipment that will be compatible with other equipment used in Solar’s energy systems and will replace equipment Solar currently procures from third parties;

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A Marketing and Customer Relations Agreement which governs various cross-marketing initiatives between the Company and Solar, in particularly the provision of sales leads from each company to the other; and

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A Trademark License Agreement pursuant to which the licensor, a special purpose subsidiary majority-owned by the Company and minority-owned by Solar, will grant Solar a royalty-free exclusive license to the trademark “VIVINT SOLAR” in the field of selling renewable energy or energy storage products and services.

In November 2016, the Company amended the Marketing and Customer Relations Agreement with Solar to update certain terms and conditions governing existing cross-marketing initiatives and to implement new cross-marketing initiatives, including a pilot program with the purpose of exploring potential opportunities for each company to offer, sell and integrate the other company’s respective products and services with its standard product offering. The pilot program is still ongoing.
Other Related-party Transactions
Long-term investments and other assets, includes amounts due for non-interest bearing advances made to employees that are expected to be repaid in excess of one year. Amounts due from employees as of both June 30, 2017 and December 31, 2016, amounted to approximately $0.3 million. As of June 30, 2017 and December 31, 2016, this amount was fully reserved.
Prepaid expenses and other current assets at June 30, 2017 and December 31, 2016 included a receivable for $0.2 million and $0.4 million, respectively, from certain members of management in regards to their personal use of the corporate jet.
The Company incurred additional expenses of $0.5 million and $0.6 million during the three months ended June 30, 2017 and 2016, respectively, and $0.8 million and $1.2 million during the six months ended June 30, 2017 and 2016, respectively, for other related-party transactions including contributions to the charitable organization Vivint Gives Back, legal fees, and services. Accrued expenses and other current liabilities at June 30, 2017 and December 31, 2016, included a payable to Vivint Gives Back for $0.7 million and $1.8 million, respectively.
On November 16, 2012, the Company was acquired by an investor group comprised of certain investment funds affiliated with Blackstone Capital Partners VI L.P., and certain co-investors and management investors through certain mergers and related reorganization transactions (collectively, the “Merger”). In connection with the Merger, the Company engaged Blackstone Management Partners L.L.C. (“BMP”) to provide monitoring, advisory and consulting services on an ongoing basis. In consideration for these services, the Company agreed to pay an annual monitoring fee equal to the greater of (i) a minimum base fee of $2.7 million, subject to adjustments if the Company engages in a business combination or disposition that is deemed significant and (ii) the amount of the monitoring fee paid in respect of the immediately preceding fiscal year, without regard to any post-fiscal year “true-up” adjustments as determined by the agreement. The Company incurred expenses for such services of approximately $1.2 million and $1.1 million during the three months ended June 30, 2017 and 2016, respectively, and $2.4 million and $1.9 million during the six months ended June 30, 2017 and 2016, respectively. Accrued expenses and other current liabilities at June 30, 2017 included a liability for $1.1 million to BMP in regards to the monitoring fee.
Under the support and services agreement, the Company also engaged BMP to arrange for Blackstone’s portfolio operations group to provide support services customarily provided by Blackstone’s portfolio operations group to Blackstone’s private equity portfolio companies of a type and amount determined by such portfolio services group to be warranted and appropriate. BMP will invoice the Company for such services based on the time spent by the relevant personnel providing such services during the applicable period but in no event shall the Company be obligated to pay more than $1.5 million during any calendar year. During the three and six months ended June 30, 2017 and 2016 the Company incurred no costs associated with such services.

Blackstone Advisory Partners L.P. participated as one of the initial purchasers in the issuance of 2022 notes in May 2016, as well as the issuance of additional 2022 Notes in August 2016 and February 2017 and received fees at the time of closing of such issuances aggregating approximately $0.7 million.

In April 2016, Parent completed the first installment of an issuance and sale to certain investors of a series of preferred stock and contributed the net proceeds from such issuance of $69.8 million to the Company as an equity contribution. In July 2016, Parent completed the final installment of the issuance and sale to certain investors of such series of preferred stock and, in August 2016, contributed the net proceeds from such issuance of $30.6 million to the Company as an equity contribution. Both issuances were private placements exempt from registration under the Securities Act.

From time to time, the Company does business with a number of other companies affiliated with Blackstone.

Transactions involving related parties cannot be presumed to be carried out at an arm’s-length basis.